UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2000
                                                -----------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ardsley Advisory Partners
           --------------------------------------------------
Address:   646 Steamboat Road
           --------------------------------------------------
           Greenwich, CT 06830
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-04639
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kevin McCormack
           --------------------------------------------------
Title:     Partner, Chief Financial Officer
           --------------------------------------------------
Phone:     203-863-1430
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /S/ Kevin McCormack               Greenwich, CT         08/11/00
       ------------------------   ---------------------------  ---------
             [Signature]                  [City, State]           [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  none

                         Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        50
                                               -------------

Form 13F Information Table Value Total:       $1,101962
                                               -------------
                                                (thousands)


List of Other Included Managers:  none


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                                     Form 13F INFORMATION TABLE


       COLUMN 1         COLUMN 2    COLUMN 3  COLUMN 4    COLUMN 5       COLUMN 6  COLUMN 7    COLUMN 8
------------------- --------------- --------  -------- ---------------- ---------- -------- ----------------
                                                 VALUE SHRS OR SH/PUT/  INVESTMENT   OTHER  VOTING AUTHORITY
NAME OF ISSUER       TITLE OF CLASS    CUSIP  (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------- ---------------- -------  -------- ------- --- ---- ---------- -------- ---- ------ ----
AT&T CORP             COM LIB GRP A   001957208   18,188     750,000(SH)      (SOLE)          750,000(SOLE)
------------------------------------------------------------------------------------------------------------
ABBOTT LAB            COMMON STK      002824100   13,369     300,000(SH)      (SOLE)          300,000(SOLE)
------------------------------------------------------------------------------------------------------------
ALKERMES INC          COMMON STK      01642T108    7,069     150,000(SH)      (SOLE)          150,000(SOLE)
------------------------------------------------------------------------------------------------------------
ALLSCRIPTS INC        COMMON STK      019886100   26,680   1,160,000(SH)      (SOLE)        1,160,000(SOLE)
------------------------------------------------------------------------------------------------------------
ANADARKO PETE CORP    COMMON STK      032511107   78,900   1,600,000(SH)      (SOLE)        1,600,000(SOLE)
------------------------------------------------------------------------------------------------------------
ANADARKO PETE CORP    CALL            0325119G1    1,209       2,250(SH) CALL (SOLE)            2,250(SOLE)
------------------------------------------------------------------------------------------------------------
BARRETT RESOURCES
   CORP               COMMON STK      068480201    6,088     200,000(SH)      (SOLE)          200,000(SOLE)
------------------------------------------------------------------------------------------------------------
CAREMARK RX INC       COMMON STK      141705103   83,113  12,200,000(SH)      (SOLE)       12,200,000(SOLE)
------------------------------------------------------------------------------------------------------------
CHASE MANHATTAN
   CORP NEW           COMMON STK      16161A108   35,008     760,000(SH)      (SOLE)          760,000(SOLE)
------------------------------------------------------------------------------------------------------------
COGNOS INC            COMMON STK      19244C109   19,239     465,000(SH)      (SOLE)          465,000(SOLE)
------------------------------------------------------------------------------------------------------------
COMMSCOPE INC         COMMON STK      203372107    1,025      25,000(SH)      (SOLE)           25,000(SOLE)
------------------------------------------------------------------------------------------------------------
COMPUCREDIT CORP      COMMON STK      20478N100   25,800     860,000(SH)      (SOLE)          860,000(SOLE)


------------------------------------------------------------------------------------------------------------
DANKA BUSINESS
   SYS PLC            SPONSORED ADR   236277109    7,750   2,000,000(SH)      (SOLE)        2,000,000(SOLE)
------------------------------------------------------------------------------------------------------------
ECHOSTAR COMMUNICATIONS
   CORP NEW           CL A            278762109    6,622     200,000(SH)      (SOLE)          200,000(SOLE)
------------------------------------------------------------------------------------------------------------
EFFICIENT NETWORKS
   INC                COMMON STK      282056100   20,230     275,000(SH)      (SOLE)          275,000(SOLE)
------------------------------------------------------------------------------------------------------------
ENERGIZER HOLDINGS
   INC                COMMON STK      29266R108    7,300     400,000(SH)      (SOLE)          400,000(SOLE)
------------------------------------------------------------------------------------------------------------
FINISAR CORP          COMMON STK      31787A101   15,713     600,000(SH)      (SOLE)          600,000(SOLE)
------------------------------------------------------------------------------------------------------------
GLOBAL TELESYSTEMS
   GROUP              COMMON STK      37936U104   31,363   2,600,000(SH)      (SOLE)        2,600,000(SOLE)
------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS GROUP
   INC                COMMON STK      38141G104   18,975     200,000(SH)      (SOLE)          200,000(SOLE)
------------------------------------------------------------------------------------------------------------
HARMONIC INC          COMMON STK      413160102   25,369   1,025,000(SH)      (SOLE)        1,025,000(SOLE)
------------------------------------------------------------------------------------------------------------
ICG COMMUNICATIONS
   INC                COMMON STK      449246107   33,645   1,525,000(SH)      (SOLE)        1,525,000(SOLE)
------------------------------------------------------------------------------------------------------------
I2 TECHNOLOGIES INC   COMMON STK      465754109    1,043      10,000(SH)      (SOLE)           10,000(SOLE)
------------------------------------------------------------------------------------------------------------
JONES APPAREL GROUP
   INC                COMMON STK      480074103    4,230     180,000(SH)      (SOLE)          180,000(SOLE)
------------------------------------------------------------------------------------------------------------
LUCENT TECHNOLOGIES
   INC                COMMON STK      549463107   17,775     300,000(SH)      (SOLE)          300,000(SOLE)
------------------------------------------------------------------------------------------------------------
METLIFE INC           COMMON STK      59156R108   21,063   1,000,000(SH)      (SOLE)        1,000,000(SOLE)
------------------------------------------------------------------------------------------------------------
MICROSOFT CORP        COMMON STK      594918104   40,000     500,000(SH)      (SOLE)          500,000(SOLE)


------------------------------------------------------------------------------------------------------------
NTL INC               COMMON STK      629407107   53,888     900,000(SH)      (SOLE)          900,000(SOLE)
------------------------------------------------------------------------------------------------------------
NTL INC               CALL            6294079GL      938       2,500(SH) CALL (SOLE)            2,500(SOLE)
------------------------------------------------------------------------------------------------------------
NATIONAL SEMICONDUCTOR
   CORP               COMMON STK      637640103   28,375     500,000(SH)      (SOLE)          500,000(SOLE)
------------------------------------------------------------------------------------------------------------
OCEAN ENERGY INC TEX  COMMON STK      67481E106   22,700   1,600,000(SH)      (SOLE)        1,600,000(SOLE)
------------------------------------------------------------------------------------------------------------
OUTBACK STEAKHOUSE
   INC                COMMON STK      689899102   29,981   1,025,000(SH)      (SOLE)        1,025,000(SOLE)
------------------------------------------------------------------------------------------------------------
PE CORP               COM PE BIO GRP  69332S102   11,528     175,000(SH)      (SOLE)          175,000(SOLE)
------------------------------------------------------------------------------------------------------------
PSS WORLD MED INC     COMMON STK      69366A100    5,003     744,600(SH)      (SOLE)          744,600(SOLE)
------------------------------------------------------------------------------------------------------------
PENNACO ENERGY INC    COMMON STK      708046107   15,147     925,000(SH)      (SOLE)          925,000(SOLE)
------------------------------------------------------------------------------------------------------------
PEREGRINE SYSTEMS
   INC                COMMON STK      71366Q101   15,956     460,000(SH)       (SOLE)         460,000(SOLE)
------------------------------------------------------------------------------------------------------------
PHILLIPS PETE CO      COMMON STK      718507106   33,707     665,000(SH)       (SOLE)         665,000(SOLE)
------------------------------------------------------------------------------------------------------------
QLT INC               COMMON STK      746927102   34,791     450,000(SH)       (SOLE)         450,000(SOLE)
------------------------------------------------------------------------------------------------------------
REDBACK NETWORKS INC  COMMON STK      757209101   35,825     200,000(SH)       (SOLE)         200,000(SOLE)
------------------------------------------------------------------------------------------------------------
SANTA FE SNYDER       COMMON STK      80218K105   13,366   1,175,000(SH)       (SOLE)       1,175,000(SOLE)
------------------------------------------------------------------------------------------------------------
TALISMAN ENERGY INC   COMMON STK      87425E103   14,906     450,000(SH)       (SOLE)         450,000(SOLE)
------------------------------------------------------------------------------------------------------------
TELEPHONE & DATA
   SYS INC            COMMON STK      879433100   14,536    145,000(SH)       (SOLE)          145,000(SOLE)





------------------------------------------------------------------------------------------------------------
TOTAL RENAL CARE
   HLDGS INC          COMMON STK      89151A107   42,000   7,000,000(SH)      (SOLE)        7,000,000(SOLE)
------------------------------------------------------------------------------------------------------------
TYCO INT LTD NEW      COMMON STK      902124106   91,197   1,925,000(SH)      (SOLE)        1,925,000(SOLE)
------------------------------------------------------------------------------------------------------------
TYCO INT LTD NEW      CALL            9021249G1    1,210       3,025(SH)CALL  (SOLE)            3,025(SOLE)
------------------------------------------------------------------------------------------------------------
US BANCORP            COMMON STK      902973106    9,625     500,000(SH)      (SOLE)          500,000(SOLE)
------------------------------------------------------------------------------------------------------------
UNITEDGLOBALCOM       CV PFD 1/20     913247201   15,500     250,000(SH)      (SOLE)          250,000(SOLE)
------------------------------------------------------------------------------------------------------------
UNITEDGLOBALCOM       CL A            913247508    4,675     100,000(SH)      (SOLE)          100,000(SOLE)
------------------------------------------------------------------------------------------------------------
UNUMPROVIDENT CORP    COMMON STK      915294106   13,041     650,000(SH)      (SOLE)          650,000(SOLE)
------------------------------------------------------------------------------------------------------------
VINTAGE PETE INC      COMMON STK      927460105   17,486     775,000(SH)      (SOLE)          775,000(SOLE)
------------------------------------------------------------------------------------------------------------
VISIBLE GENETICS INC  COMMON STK      92829S104    9,815     217,500(SH)      (SOLE)          217,500(SOLE)S
------------------------------------------------------------------------------------------------------------


